Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Cumulative TSR	Net Income
2023	$295,104	$295,104	$240,485	$240,485	$128	$(55,648)
2022	$257,566	$257,566	$210,577	$210,577	$175	$4,000,751
2021	$214,959	$214,959	$173,622	$173,622	$162	$1,251,295

Named Executive Officers, Footnote	“PEO” is the Company’s Principle Executive Officer.
PEO Total Compensation Amount	$ 295,104	$ 257,566	$ 214,959
PEO Actually Paid Compensation Amount	$ 295,104	257,566	214,959
Adjustment To PEO Compensation, Footnote	The bonus paid in 2023 for our PEO was $19,800 compared to $25,500 in 2022. The decrease is due to a decrease in Company performance to net loss of $55,648 in 2023 from net income of $4,000,751 in 2022.
Non-PEO NEO Average Total Compensation Amount	$ 240,485	210,577	173,622
Non-PEO NEO Average Compensation Actually Paid Amount	$ 240,485	210,577	173,622
Adjustment to Non-PEO NEO Compensation Footnote	Likewise, the average bonus paid to Non-PEO Named Executive Officers decrease to $16,335 in 2023 from $13,863 in 2022.
Compensation Actually Paid vs. Total Shareholder Return
“TSR” is Total Shareholder Return including reinvested dividends. It is a measure of finance performance indicating the growth or decline in an investment’s value over a specified period. For 2023, “Cumulative TSR” is measured from the last trading day of 2020 to the last trading day of 2023; for 2022, the range is the last trading day of 2020 to the last trading day of 2022; and for 2021, the range is the last trading day of 2020 to the last trading day of 2021. For the Company, Cumulative TSR for 2023, 2022, and 2021 was 28%, 75%, and 62%, respectively.

Total Shareholder Return Amount	$ 128	175	162
Net Income (Loss)	(55,648)	4,000,751	$ 1,251,295
PEO Bonus and Non-Equity Incentive Compensation	19,800	25,500
Non-PEO NEO Bonus and Non-Equity Incentive Compensation	$ 16,335	$ 13,863